FINANCIAL INFORMATION OF PARENT COMPANY (CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses:
Fulfillment	¥ (2,461,591)	$ (337,237)	¥ (2,507,306)	¥ (2,719,749)
Sales and marketing	(3,380,724)	(463,157)	(2,829,016)	(2,674,358)
Technology and content	(550,289)	(75,389)	(505,203)	(427,954)
General and administrative	(719,157)	(98,524)	(855,914)	(371,470)
Total operating expenses	(9,537,054)	(1,306,571)	(9,018,393)	(8,367,344)
Loss from operations	(114,825)	(15,731)	(206,380)	33,287
Interest income	68,752	9,419	82,113	45,816
Interest expense	(38,987)	(5,341)	(41,344)	(56,917)
Share of (loss) income in equity method investments	(24,658)	(3,378)	6,253	(3,586)
Unrealized investment (loss) gain	4,851	665	(68,031)	(97,827)
Exchange loss	(10,213)	(1,399)	(8,530)	(32,384)
Gain on repurchase of 1.625% convertible senior notes due 2024	0	0	0	7,907
Fair value (loss) gain on financial instruments	11,838	1,622	24,515	(364,758)
Net Income (Loss)	(185,198)	(25,370)	(278,422)	(653,290)
Foreign currency translation adjustment	22,324	3,058	16,573	118,281
Parent Company
Operating expenses:
Fulfillment	(4,884)	(669)
Sales and marketing	(16,677)	(2,285)	(5,242)	(2,362)
Technology and content	(11,290)	(1,547)
General and administrative	(66,865)	(9,160)	(27,376)	(53,170)
Other operating (expenses) income	(47)	(6)	3,498	5,194
Total operating expenses	(99,763)	(13,667)	(29,120)	(50,338)
Loss from operations	(99,763)	(13,667)	(29,120)	(50,338)
Interest income	15,295	2,095	34,379	13,367
Interest expense	0	0	0	(15,698)
Share of (loss) income in equity method investments	(21,855)	(2,994)
Unrealized investment (loss) gain	15,030	2,059	65	(102,035)
Exchange loss	(27,554)	(3,775)	(29,245)	(85,795)
Gain on repurchase of 1.625% convertible senior notes due 2024				7,907
Equity in income (loss) of subsidiaries and VIE	(66,433)	(9,101)	(279,016)	(55,940)
Fair value (loss) gain on financial instruments	82	11	24,515	(364,758)
Net Income (Loss)	(185,198)	(25,372)	(278,422)	(653,290)
Foreign currency translation adjustment	22,324	3,058	16,573	118,281
Comprehensive loss	¥ (162,874)	$ (22,314)	¥ (261,849)	¥ (535,009)